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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                         San Francisco, California 94111

                         Form 13F File Number: 028-03896

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                 Managing Member
                                 (415) 421-2132





                               /s/ Mark C. Wehrly
                            _________________________
                            San Francisco, California
                                February 17, 2009



                                  Report Type:
                             13F Combination Report


               List of Other Managers Reporting for this Manager:

                         Noonday Asset Management, L.P.
                         Form 13F File Number: 028-11402

                      ChinaRock Capital Management Limited
                         Form 13F File Number: 028-12617

                              Form 13F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       22

                    Form 13 F Information Table Value Total:

                              $871,238 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-06372
Name:  Farallon Partners, L.L.C.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE       SHARES/      SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT      PRN CALL DSCRETN MNGRS SOLE       SHARED   NONE
------------------------------ ---------------- --------- ------------ ------------ --- ---- ------- ----- ---------- -------- -----
AFFORDABLE RESIDENTIAL CMNTY   NOTE  7.500% 8/1 00828UAB9        1,761    2,000,000 PRN      OTHER   01     2,000,000
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105       28,606      923,086 SH       OTHER   01       923,086
BURLINGTON NORTHN SANTA FE C   COM              12189T104       36,553      482,800 SH       OTHER   01       482,800
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109       63,930    3,796,300 SH       OTHER   01     3,796,300
CAPITALSOURCE INC              COM              14055X102      195,289   42,270,274 SH       OTHER   01    42,270,274
D & E COMMUNICATIONS INC       COM              232860106        1,604      239,430 SH       OTHER   01       239,430
FIDELITY NATL INFORMATION SV   COM              31620M106       49,908    3,067,500 SH       OTHER   01     3,067,500
FREIGHTCAR AMER INC            COM              357023100        9,904      542,115 SH       OTHER   01       542,115
GEOEYE INC                     COM              37250W108       17,071      887,752 SH       OTHER   01       887,752
KNOLOGY INC                    COM              499183804       25,647    4,970,375 SH       OTHER   01     4,970,375
MAGNA ENTMT CORP               SUB VTG CL A NEW 559211305           66       94,499 SH       OTHER   01        94,499
MASTERCARD INC                 CL A             57636Q104      185,809    1,300,000 SH       OTHER   01     1,300,000
MI DEVS INC                    CL A SUB VTG     55304X104       27,581    3,697,202 SH       OTHER   01     3,697,202
NEKTAR THERAPEUTICS            NOTE  3.250% 9/2 640268AH1        6,204   10,421,000 PRN      OTHER   01    10,421,000
ORACLE CORP                    COM              68389X105       29,653    1,672,500 SH       OTHER   01     1,672,500
PINNACLE ENTMT INC             COM              723456109       20,851    2,715,000 SH       OTHER   01     2,715,000
RAM ENERGY RESOURCES INC       COM              75130P109          673      764,370 SH       OTHER   01       764,370
SANDRIDGE ENERGY INC           COM              80007P307       18,450    3,000,000 SH       OTHER   01     3,000,000
SHERWIN WILLIAMS CO            COM              824348106       36,149      605,000 SH       OTHER   01       605,000
TOWN SPORTS INTL HLDGS INC     COM              89214A102       17,007    5,331,279 SH       OTHER   01     5,331,279
TRANSDIGM GROUP INC            COM              893641100       30,129      897,500 SH       OTHER   01       897,500
WENDYS ARBYS GROUP INC         COM              950587105       68,393   13,844,744 SH       OTHER   01    13,844,744